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                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                     SUPPLEMENT DATED APRIL 29, 2003 TO THE
               CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES
                       PROSPECTUS DATED JANUARY 30, 2003,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES--PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

        PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Taxable Fixed Income team. The team is made up of established investment professionals. Current members of the team include W. David Armstrong and Scott F. Richard, Managing Directors of the Adviser, and Jaidip Singh, an Executive Director of the Adviser. The composition of the team may change without notice from time to time.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   GOVT SPT 4/03
                                                                      29 129 229
                                                                       65082 SPT